Equity-Based Awards - Restricted Stock Units Activities (Details) - RSUs	12 Months Ended
Dec. 31, 2017 $ / shares shares
Quantity
Unvested, beginning of year (in shares) | shares	3,846,331
Granted (in shares) | shares	2,729,412
Vested (in shares) | shares	(1,085,948)
Cancelled (in shares) | shares	(780,010)
Unvested at end of year (in shares) | shares	4,709,785
Weighted-Average Grant Date Fair Value
Unvested, beginning of year (in dollars per share) | $ / shares	$ 25.05
Granted (in dollars per share) | $ / shares	19.35
Vested (in dollars per share) | $ / shares	23.50
Cancelled (in dollars per share) | $ / shares	24.33
Unvested at end of year (in dollars per share) | $ / shares	$ 23.77